Other Financial Instruments and Fair Value Measurements	12 Months Ended
Apr. 30, 2018
Fair Value Disclosures [Abstract]
Other Financial Instruments and Fair Value Measurements

NOTE 11	OTHER FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS
Financial instruments, other than derivatives, that potentially subject us to significant concentrations of credit risk consist principally of cash investments, short-term borrowings, and trade receivables. The carrying value of these financial instruments approximates fair value. Our remaining financial instruments, with the exception of long-term debt, are recognized at estimated fair value in the Consolidated
Balance Sheets.
The following table provides information on the carrying amounts and fair values of our financial instruments.

	April 30, 2018		April 30, 2017
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Marketable securities and other investments	$45.8	$45.8	$47.3	$47.3
Derivative financial instruments – net	9.7	9.7	(12.9)	(12.9)
Long-term debt	(4,688.0)	(4,579.8)	(4,944.5)	(5,023.8)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect our market assumptions.
The following tables summarize the fair values and the levels within the fair value hierarchy in which the fair value measurements fall for our financial instruments.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2018
Marketable securities and other investments: (A)
Equity mutual funds	$9.3	$—	$—	$9.3
Municipal obligations	—	36.1	—	36.1
Money market funds	0.4	—	—	0.4
Derivative financial instruments: (B)
Commodity contracts – net	7.2	1.0	—	8.2
Foreign currency exchange contracts – net	0.1	1.4	—	1.5
Long-term debt (C)	(4,579.8)	—	—	(4,579.8)
Total financial instruments measured at fair value	$(4,562.8)	$38.5	$—	$(4,524.3)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2017
Marketable securities and other investments: (A)
Equity mutual funds	$1.1	$—	$—	$1.1
Municipal obligations	—	34.7	—	34.7
Money market funds	11.5	—	—	11.5
Derivative financial instruments: (B)
Commodity contracts – net	(15.8)	(0.2)	—	(16.0)
Foreign currency exchange contracts – net	0.3	2.8	—	3.1
Long-term debt (C)	(4,473.2)	(550.6)	—	(5,023.8)
Total financial instruments measured at fair value	$(4,476.1)	$(513.3)	$—	$(4,989.4)

(A)
Marketable securities and other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets, municipal obligations valued by a third party using valuation techniques that utilize inputs that are derived principally from or corroborated by observable market data, and money market funds with maturities of three months or less. Based on the short-term nature of these money market funds, carrying value approximates fair value. As of April 30, 2018, our municipal obligations are scheduled to mature as follows: $1.4 in 2019, $1.7 in 2020, $4.9 in 2021, $1.0 in 2022, and the remaining $27.1 in 2023 and beyond. For additional information, see Marketable Securities and Other Investments in Note 1: Accounting Policies.

(B)
Level 1 commodity and foreign currency exchange derivatives are valued using quoted market prices for identical instruments in active markets. Level 2 commodity and foreign currency exchange derivatives are valued using quoted prices for similar assets or liabilities in active markets. For additional information, see Note 10: Derivative Financial Instruments.

(C)
Long-term debt is comprised of public Senior Notes classified as Level 1. In 2017, the previous term loan that was due March 23, 2020 is classified as Level 2. The public Senior Notes are traded in an active secondary market and valued using quoted prices. The value of the term loan was based on the net present value of each interest and principal payment calculated, utilizing an interest rate derived from an estimated yield curve obtained from independent pricing sources for similar types of term loan borrowing arrangements. For additional information, see Note 8: Debt and Financing Arrangements.

Furthermore, we recognized impairment charges of $176.9 during 2018, of which $145.0 and $31.9 related to the goodwill of the Pet Foods reporting unit and certain indefinite-lived trademarks within the U.S. Retail Pet Foods segment, respectively. During 2017, we recognized impairment charges of $133.2, which was related to the impairment of certain indefinite-lived trademarks in the U.S. Retail Pet Foods segment. These adjustments were included as noncash charges in our Statements of Consolidated Income. We utilized Level 3 inputs based on management’s best estimates and assumptions to estimate the fair value of the reporting unit and indefinite-lived trademarks. For additional information, see Goodwill and Other Intangible Assets in Note 1: Accounting Policies, and
Note 7: Goodwill and Other Intangible Assets.